Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of (Loss) income before income taxes

Years ended December 31:	2019	2018	2017
Canada	$(1,691)	$170,538	$7,360
Outside Canada	(15,093)	(2,709)	(45,767)
	$(16,784)	$167,829	$(38,407)

Schedule of income tax expense

Years ended December 31:	2019	2018	2017
Current taxes	$(384)	$(867)	$(3,744)
Deferred taxes	(98)	(55,238)	(3,141)
Resource property (expense) recovery	(1,137)	487	(1,773)
	$(1,619)	$(55,618)	$(8,658)

Schedule of reconciliation of (loss) income before income taxes

Years ended December 31:	2019	2018	2017
(Loss) income before income taxes	$(16,784)	$167,829	$(38,407)
Computed recovery (expense) of income taxes	$4,743	$(50,137)	$9,792
Decrease (increase) in income taxes resulting from:
Effect of change in income tax rate	891	—	—
Other non-taxable income	24	45	7
Revisions to prior years	88	(1,355)	4,650
Capital gains and losses on dispositions, net	(7,663)	(5,357)	(3,150)
Resource property revenue taxes	(830)	356	(1,311)
Unrecognized losses in current year	(228)	(1,411)	(20,916)
Previously unrecognized deferred income tax assets, net	1,229	3,041	2,877
Permanent differences	(178)	(306)	(363)
Other, net	305	(494)	(244)
Provision for income taxes	$(1,619)	$(55,618)	$(8,658)